Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
23.	SUBSEQUENT EVENTS
On June 24, 2016, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2016 of ¥11 per share or ¥505,480 thousand in the aggregate.